Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of balances with related parties [Abstract]
Long term loans (see Note 10)		$ 882
Current maturities of long term loans	941	220
Other accounts payable and accruals	$ 94	$ 67